EQUITY (Tables)	12 Months Ended
Aug. 31, 2017
Equity [Abstract]
Schedule of outstanding and exercisable warrants
Warrants Outstanding			Warrants Exercisable
Number	Weighted Average Remaining Contractual life	Weighted Average Exercise	Number	Weighted Average Exercise
of Shares	(in years)	Price	of Shares	Price
152,500	0.15	$1.25	152,500	$1.25
10,000	0.15	$1.25	10,000	$1.25
820,500	0.22	$1.25	820,500	$1.25
4,110	0.26	$1.37	4,110	$1.37
6,098	0.30	$1.25	6,098	$1.25
4,762	0.30	$1.25	4,762	$1.25
1,000	0.39	$1.50	1,000	$1.50
8,334	0.41	$1.50	8,334	$1.50
4,300	0.45	$3.25	4,300	$3.25
100,000	2.49	$1.88	100,000	$1.88
13,300	2.50	$1.88	13,300	$1.88
100,000	2.52	$1.65	100,000	$1.65
62,200	2.61	$2.41	62,200	$2.41
120,000	2.63	$2.08	120,000	$2.08
203,252	4.71	$2.19	203,252	$2.19
203,252	4.71	$2.19	203,252	$2.19
81,169	2.77	$2.08	81,169	$2.08
120,250	2.77	$2.08	120,250	$2.08
24,050	2.78	$1.66	24,050	$1.66
12,000	2.80	$1.97	12,000	$1.97
51,921	2.81	$2.41	51,921	$2.41
100,000	4.92	$1.90	100,000	$1.90
25,000	4.92	$1.90	25,000	$1.90
200,000	2.92	$1.34	200,000	$1.34
200,000	2.92	$1.34	200,000	$1.34
100,000	2.92	$1.34	100,000	$1.34
100,000	2.93	$1.56	100,000	$1.56
200,000	2.93	$1.58	200,000	$1.58
20,000	2.93	$1.58	20,000	$1.58
30,000	2.93	$1.58	30,000	$1.58
3,077,998			3,077,998

Schedule of summary of warrant activity
	Number of Shares	Weighted- Average Exercise Price
Balance as of August 31, 2015	-	$-
Granted	-	-
Exercised	-	-
Forfeited	-	-
Balance as of August 31, 2016	-	-
Granted	4,229,998	1.52
Exercised	(1,152,000)	1.25
Forfeited	-	-
Balance as of August 31, 2017	3,077,998	$1.63